Income Taxes (Details) - Schedule of Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Taxes [Abstract]
Current income tax	$ 193,246	$ 437,771	$ 332,549
Deferred income tax			(30,633)
Total income tax expense	$ 193,246	$ 437,771	$ 301,916